Risk Management (Details) - Schedule of aging analysis of loans - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	$ 33,312,080	$ 29,763,815
Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	32,836,252	29,425,612
Up to 30 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	409,338	272,409
Over 30 days and up to 60 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	51,001	51,812
Over 60 days and up to 90 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	15,402	13,531
Over 90 days [Member] | Financial assets neither past due nor impaired [member]
Risk Management (Details) - Schedule of aging analysis of loans [Line Items]
Loans	[1]	$ 87	$ 451

[1]	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.